Summary of Significant Accounting Policies (Details) - Schedule of potentially dilutive securities excluded from the computation of basic and diluted net loss per share - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of potentially dilutive securities excluded from the computation of basic and diluted net loss per share [Abstract]
Common shares issuable upon conversion of convertible notes	226,347,786		2,562,481,459	3,697,833,022
Options to purchase common shares	27,621,765	27,621,765	27,621,765	27,621,765
Warrants to purchase common shares	11,575,000	12,015,002	2,521,077,555	3,342,376,365
Common shares issuable upon conversion of preferred stock	7,817,778,624	1,000,000	6,709,317,940
Total potentially dilutive shares	8,083,323,175	40,636,767	11,820,498,719	7,067,831,152